UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Money Market Fund®
Investment portfolio

June 30, 2010
unaudited

Short-term securities — 102.55%	Yield at acquisition	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 57.47%
Freddie Mac 7/6/2010	0.22%	$21,000	$20,999
Freddie Mac 7/12/2010	0.24	21,664	21,664
Freddie Mac 7/13/2010	0.12	20,500	20,499
Freddie Mac 7/19/2010	0.14	230,881	230,859
Freddie Mac 7/21/2010	0.08	109,787	109,778
Freddie Mac 7/23/2010	0.22	120,000	119,986
Freddie Mac 7/26/2010	0.37	58,948	58,940
Freddie Mac 8/3/2010	0.16	50,000	49,992
Freddie Mac 8/4/2010	0.17	225,000	224,968
Freddie Mac 8/6/2010	0.21	200,000	199,968
Freddie Mac 8/9/2010	0.40	31,100	31,096
Freddie Mac 8/10/2010	0.28	200,000	199,975
Freddie Mac 8/11/2010	0.18	395,500	395,456
Freddie Mac 8/16/2010	0.19	242,000	241,972
Freddie Mac 8/18/2010	0.19	307,200	307,158
Freddie Mac 8/25/2010	0.35	30,000	29,994
Freddie Mac 9/7/2010	0.18	156,890	156,843
Freddie Mac 9/8/2010	0.20	100,000	99,969
Freddie Mac 9/13/2010	0.28	140,720	140,672
Freddie Mac 9/20/2010	0.15	358,609	358,469
Freddie Mac 9/21/2010	0.28	100,000	99,960
Freddie Mac 9/28/2010	0.32	50,000	49,978
Freddie Mac 9/30/2010	0.32	25,080	25,068
Freddie Mac 10/1/2010	0.15	200,000	199,906
Freddie Mac 10/5/2010	0.25	200,000	199,900
Freddie Mac 10/6/2010	0.16	100,000	99,950
Freddie Mac 10/13/2010	0.15	260,960	260,814
Freddie Mac 10/18/2010	0.17	213,000	212,872
Freddie Mac 10/25/2010	0.20	14,238	14,229
Freddie Mac 11/9/2010	0.22	100,000	99,923
Freddie Mac 11/29/2010	0.20	25,000	24,977
Freddie Mac 12/7/2010	0.22	100,000	99,898
Freddie Mac 12/15/2010	0.20	170,900	170,714
Freddie Mac 12/16/2010	0.10	100,000	99,890
Fannie Mae 7/12/2010	0.22	100,000	99,995
Fannie Mae 7/16/2010	0.16	214,230	214,213
Fannie Mae 7/21/2010	0.16	290,100	290,068
Fannie Mae 7/28/2010	0.12	150,000	149,979
Fannie Mae 8/2/2010	0.14	188,900	188,873
Fannie Mae 8/4/2010	0.11	250,000	249,964
Fannie Mae 8/9/2010	0.21	250,000	249,964
Fannie Mae 8/10/2010	0.30	150,000	149,981
Fannie Mae 8/11/2010	0.34	39,995	39,990
Fannie Mae 8/16/2010	0.24	250,000	249,971
Fannie Mae 8/18/2010	0.15	19,700	19,697
Fannie Mae 8/23/2010	0.23	150,000	149,972
Fannie Mae 8/25/2010	0.20	157,600	157,568
Fannie Mae 9/8/2010	0.15	83,200	83,174
Fannie Mae 9/13/2010	0.15	50,000	49,983
Fannie Mae 9/15/2010	0.15	68,215	68,190
Fannie Mae 9/20/2010	0.22	146,300	146,243
Fannie Mae 9/22/2010	0.24	300,000	299,880
Fannie Mae 9/27/2010	0.20	25,000	24,992
Fannie Mae 10/1/2010	0.21	200,000	199,906
Fannie Mae 10/4/2010	0.20	75,000	74,963
Fannie Mae 10/13/2010	0.17	25,000	24,986
Fannie Mae 10/18/2010	0.20	142,850	142,764
Fannie Mae 10/20/2010	0.13	112,840	112,771
Fannie Mae 11/8/2010	0.18	50,000	49,962
Fannie Mae 11/15/2010	0.20	167,400	167,263
Fannie Mae 11/24/2010	0.19	75,000	74,933
Fannie Mae 12/15/2010	0.16	100,000	99,891
Federal Home Loan Bank 7/7/2010	0.18	519,400	519,382
Federal Home Loan Bank 7/9/2010	0.16	75,000	74,999
Federal Home Loan Bank 7/16/2010	0.20	108,300	108,291
Federal Home Loan Bank 7/19/2010	0.17	74,975	74,967
Federal Home Loan Bank 7/21/2010	0.08	125,000	124,991
Federal Home Loan Bank 7/23/2010	0.20	177,350	177,330
Federal Home Loan Bank 7/28/2010	0.19	248,000	247,966
Federal Home Loan Bank 7/30/2010	0.18	100,997	100,982
Federal Home Loan Bank 8/3/2010	0.30	35,000	34,994
Federal Home Loan Bank 8/4/2010	0.21	441,700	441,636
Federal Home Loan Bank 8/6/2010	0.24	249,350	249,311
Federal Home Loan Bank 8/9/2010	0.29	50,000	49,993
Federal Home Loan Bank 8/10/2010	0.21	250,000	249,969
Federal Home Loan Bank 8/11/2010	0.20	60,000	59,993
Federal Home Loan Bank 8/20/2010	0.25	95,800	95,785
Federal Home Loan Bank 8/24/2010	0.17	150,000	149,970
Federal Home Loan Bank 8/25/2010	0.21	72,800	72,785
Federal Home Loan Bank 9/8/2010	0.23	150,000	149,954
Federal Home Loan Bank 9/10/2010	0.23	70,777	70,754
Federal Home Loan Bank 9/15/2010	0.20	63,505	63,482
Federal Home Loan Bank 9/24/2010	0.19	243,200	243,098
Federal Home Loan Bank 12/15/2010	0.22	90,000	89,902
Federal Home Loan Bank 1/28/2011	0.14	125,000	124,806
Federal Home Loan Bank 2/14/2011	0.16	50,000	49,913
Federal Home Loan Bank 2/25/2011	0.25	50,000	49,907
Federal Farm Credit Banks 7/6/2010	0.20	35,000	34,999
Federal Farm Credit Banks 7/30/2010	0.15	50,000	49,992
Federal Farm Credit Banks 8/16/2010	0.12	25,000	24,997
Federal Farm Credit Banks 11/15/2010	0.20	25,000	24,980
Federal Farm Credit Banks 12/2/2010	0.20	50,000	49,952
Federal Farm Credit Banks 12/13/2010	0.20	25,000	24,973
Tennessee Valley Authority 7/8/2010	0.10	50,000	49,999
			12,442,524

U.S. TREASURIES — 31.95%
U.S. Treasury Bills 7/1/2010	0.16	900,000	899,996
U.S. Treasury Bills 7/8/2010	0.22	400,000	399,987
U.S. Treasury Bills 7/15/2010	0.18	818,100	818,057
U.S. Treasury Note 7/15/2010	0.20	100,000	100,148
U.S. Treasury Bills 7/22/2010	0.13	628,400	628,351
U.S. Treasury Bills 7/29/2010	0.13	938,300	938,194
U.S. Treasury Bills 8/5/2010	0.18	250,000	249,972
U.S. Treasury Bills 8/12/2010	0.14	584,800	584,761
U.S. Treasury Bills 8/19/2010	0.13	640,000	639,908
U.S. Treasury Bills 8/26/2010	0.18	1,132,800	1,132,565
U.S. Treasury Bills 9/2/2010	0.17	275,000	274,926
U.S. Treasury Bills 9/23/2010	0.15	100,000	99,964
U.S. Treasury Bills 12/16/2010	0.09	150,000	149,856
			6,916,685

COMMERCIAL PAPER — 10.56%
Straight-A Funding LLC 7/12/20101	0.14	20,434	20,432
Straight-A Funding LLC 7/14/20101	0.20	50,000	49,994
Straight-A Funding LLC 7/14/20101	0.14	50,000	49,994
Straight-A Funding LLC 7/19/20101	0.18	43,690	43,684
Straight-A Funding LLC 7/20/20101	0.18	100,000	99,980
Straight-A Funding LLC 7/20/20101	0.18	50,000	49,992
Straight-A Funding LLC 8/4/20101	0.35	50,000	49,977
Straight-A Funding LLC 8/5/20101	0.27	100,000	99,954
Straight-A Funding LLC 8/5/20101	0.35	50,000	49,977
Straight-A Funding LLC 9/8/20101	0.32	30,000	29,976
Straight-A Funding LLC 9/10/20101	0.16	65,800	65,746
Straight-A Funding LLC 9/16/20101	0.17	30,053	30,026
Québec (Province of) 7/2/20101	0.17	100,000	99,999
Québec (Province of) 7/20/20101	0.17	49,500	49,491
Québec (Province of) 7/27/20101	0.17	100,000	99,970
Québec (Province of) 8/25/20101	0.16	50,000	49,968
Québec (Province of) 8/26/20101	0.45	25,000	24,984
Québec (Province of) 9/9/20101	0.10	50,000	49,956
Hydro-Québec 9/14/20101	0.26	50,000	49,951
European Investment Bank 7/2/2010	0.20	100,000	99,999
European Investment Bank 7/14/2010	0.20	75,000	74,992
European Investment Bank 7/20/2010	0.19	50,000	49,993
European Investment Bank 7/26/2010	0.19	75,000	74,988
European Investment Bank 7/27/2010	0.17	100,000	99,970
KfW 7/21/20101	0.08	175,000	174,982
KfW 7/22/20101	0.07	23,500	23,498
KfW 7/23/20101	0.22	144,000	143,983
Denmark (Kingdom of) 7/26/2010	0.11	100,000	99,980
Denmark (Kingdom of) 8/5/2010	0.16	75,000	74,980
Denmark (Kingdom of) 8/6/2010	0.26	30,750	30,744
Canada Bills 7/19/2010	0.20	100,000	99,990
Export Development Canada 8/10/2010	0.20	50,000	49,990
Export Development Canada 9/14/2010	0.20	50,000	49,974
Société de Prise de Participation de l’Etat 7/7/20101	0.17	75,000	74,995
			2,287,109

DISCOUNT NOTES — 2.57%
International Bank for Reconstruction and Development 7/6/2010	0.17	62,900	62,898
International Bank for Reconstruction and Development 7/9/2010	0.19	212,000	211,988
International Bank for Reconstruction and Development 7/19/2010	0.16	62,000	61,993
International Bank for Reconstruction and Development 8/2/2010	0.27	120,000	119,972
International Bank for Reconstruction and Development 8/20/2010	0.30	100,000	99,985
			556,836

Total investment securities (cost: $22,201,987,000)			22,203,154
Other assets less liabilities			(551,358)

Net assets			$21,651,796

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,481,509,000, which represented 6.84% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. The fund values its shares in accordance with Securities and Exchange Commission (“SEC”) rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2010, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,359
Gross unrealized depreciation on investment securities	(192)
Net unrealized appreciation on investment securities	1,167
Cost of investment securities for federal income tax purposes	22,201,987

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-959-0810O-S25496

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: August 27, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 27, 2010